COMMITMENTS, CONTINGENCIES AND GUARANTEES	12 Months Ended
Dec. 31, 2020
Disclosure Commitments Contingencies and Guarantess [Abstract]
COMMITMENTS, CONTINGENCIES AND GUARANTEES	COMMITMENTS, CONTINGENCIES AND GUARANTEES
Commitments
In the course of its operations, the company has entered into agreements for the use of water, land and dams. Payment under those agreements varies with the amount of power generated. The various agreements can be renewed and are extendable up to 2089.
In the normal course of business, the company will enter into capital expenditure commitments which primarily relate to contracted project costs for various growth initiatives. As at December 31, 2020, the company had $491 million (2019: $36 million) of capital expenditure commitments outstanding, of which $340 million is payable in less than one year, and $146 million in two years, and $5 million thereafter.
The company, alongside institutional partners, entered into a commitment to invest approximately R$54 million ($10 million) to acquire a 270 MW development wind portfolio in Brazil. The transaction is expected to close in the first quarter of 2021, subject to customary closing conditions, with Brookfield Renewable expected to hold a 25% interest.
The company, alongside institutional partners, entered into a commitment to investment $700 million to acquire an 845 MW wind portfolio in United States. The transaction is expected to close in the first quarter of 2021, subject to customary closing conditions, with the company expected to hold a 25% interest.
The company, alongside institutional partners, entered into a commitment to invest approximately $810 million to acquire a distributed generation development platform comprising 360 MW of operating and under construction assets across nearly 600 sites throughout the United States and 700 MW of development assets. The transaction is expected to close in the first quarter of 2021, subject to customary closing conditions, with the company expected to hold a 24% interest.
Subsequent to year-end, the company, alongside institutional partners, entered into a commitment to invest COP 411 billion ($111 million) to acquire a 40 MW hydroelectric portfolio in Colombia. The transaction is expected to close in the first quarter of 2021, subject to customary closing conditions, with the company expected to hold a 24% interest.
Subsequent to year-end, the company, alongside institutional partners, entered into a commitment to invest COP 153 billion ($41 million) to acquire a 38 MW portfolio of solar development projects in Colombia. The transaction is expected to close in the first quarter of 2021, subject to customary closing conditions, with the company expected to hold a 24% interest.
Contingencies
Our company and its subsidiaries are subject to various legal proceedings, arbitrations and actions arising in the normal course of business. While the final outcome of such legal proceedings and actions cannot be predicted with certainty, it is the opinion of management that the resolution of such proceedings and actions will not have a material impact on our company’s consolidated financial position or results of operations.
On December 22, 2020, our subsidiary, TerraForm Power, received an adverse summary judgment ruling in connection with litigation relating to a historical contractual dispute. This litigation predates the 2017 acquisition of an initial 51% interest in TerraForm Power by Brookfield Renewable and its institutional partners. The dispute relates to an allegation that TerraForm Power was obligated to make earn-out payments in connection with the acquisition of certain development assets by TerraForm Power’s former parent company from a third party. The court’s ruling in favor of the plaintiffs awarded approximately $231 million plus 9% annual non-compounding interest that has accrued at the New York State statutory rate since May 2016, of which a surety bond was posted with the court for the judgment amount plus one year of additional 9% interest on the judgment amount. While we have appealed the ruling, we cannot predict with certainty the ultimate resolution of the appeal or any other proceedings brought in connection with these claims. In connection to this matter, the company has recognized a provision of $231 million on its consolidated statement of financial position. A partially-owned subsidiary of the partnership and shareholder of TerraForm Power is contractually entitled to be issued additional TerraForm Power shares as compensation for the cost of the litigation, which may result in an immaterial dilution of Brookfield Renewable’s interest in TerraForm Power. Refer to Note 26 – Related party transactions for additional information.
The company’s subsidiaries themselves have provided letters of credit, which include, but are not limited to, guarantees for debt service reserves, capital reserves, construction completion and performance.
The company, along with institutional investors, has provided letters of credit, which include, but are not limited to, guarantees for debt service reserves, capital reserves, construction completion and performance as it relates to interests in the Brookfield Americas Infrastructure Fund, the Brookfield Infrastructure Fund II, Brookfield Infrastructure Fund III and Brookfield Infrastructure Fund IV. Brookfield Renewable’s subsidiaries have similarly provided letters of credit, which include, but are not limited to, guarantees for debt service reserves, capital reserves, construction completion and performance.
Letters of credit issued by the company's subsidiaries as at December 31, 2020 were $687 million (2019: $639 million).
Guarantees
In the normal course of operations, the company executes agreements that provide for indemnification and guarantees to third-parties of transactions such as business dispositions, capital project purchases, business acquisitions, sales and purchases of assets and services, and the transfer of tax credits or renewable energy grants from tax equity partnerships. The company has also agreed to indemnify its directors and certain of its officers and employees. The nature of substantially all of the indemnification undertakings and guarantee agreements prevents the company from making a reasonable estimate of the maximum potential amount that the company could be required to pay third parties as the agreements do not always specify a maximum amount and the amounts are dependent upon the outcome of future contingent events, the nature and likelihood of which cannot be determined at this time.
Two subsidiaries of the company fully and unconditionally guaranteed (i) the medium term notes issued and payable by Brookfield Renewable Partners ULC, a finance subsidiary of Brookfield Renewable, (ii) the senior preferred shares of Brookfield Renewable Power Preferred Equity Inc., (iii) certain preferred units of Brookfield Renewable, (iv) the obligations of Brookfield Renewable under its bilateral credit facilities and (v) notes issued by Brookfield BRP Holdings (Canada) Inc. under its U.S. commercial paper program. These arrangements do not have or are not reasonably likely to have a material current or future effect on our financial condition, changes in financial condition, revenues or expenses, results of operations, liquidity, capital expenditures or capital resources that are material to investors.. These arrangements do not have or are not reasonably likely to have a material current or future effect on our financial condition, changes in financial condition, revenues or expenses, results of operations, liquidity, capital expenditures or capital resources that are material to investors.